ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Accounts payable	$ 1,728	$ 2,270
Accrued expenses	542	164
Accrued interest payable	185	117
Accrued payroll	187	213
Accrued vacation	53	39
Current lease liability	92	77
Total Accounts Payable and Accrued Expenses	$ 2,787	$ 2,880